Matthews China Dividend Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.0%
	Shares	Value
Consumer Discretionary: 31.2%
Hotels, Restaurants & Leisure: 12.0%
Meituan Class Bb,c,d	270,400	$3,337,843
Shanghai Jinjiang International Hotels Co., Ltd. B Shares	1,826,000	2,795,338
Yum China Holdings, Inc.	58,590	2,331,296
Tam Jai International Co., Ltd.	14,911,000	1,924,147
Galaxy Entertainment Group, Ltd.	372,000	1,870,070
		12,258,694
Broadline Retail: 8.5%
Alibaba Group Holding, Ltd.	686,600	6,208,810
MINISO Group Holding, Ltd. ADR	120,799	2,476,380
		8,685,190
Household Durables: 3.7%
Haier Smart Home Co., Ltd. D Shares	2,604,327	3,736,872
Automobiles: 2.4%
BYD Co., Ltd. A Shares	51,600	1,481,954
Yadea Group Holdings, Ltd.[b,d]	566,000	918,374
		2,400,328
Automobile Components: 2.3%
Fuyao Glass Industry Group Co., Ltd. H Shares[b,d]	468,400	2,359,918
Textiles, Apparel & Luxury Goods: 2.3%
ANTA Sports Products, Ltd.	216,800	2,311,698
Total Consumer Discretionary		31,752,700

Financials: 15.4%
Banks: 7.1%
Postal Savings Bank of China Co., Ltd. H Shares[b,d]	6,900,000	3,611,807
China Merchants Bank Co., Ltd. A Shares	803,784	3,568,024
		7,179,831
Insurance: 5.5%
PICC Property & Casualty Co., Ltd. H Shares	2,540,000	3,352,150
Ping An Insurance Group Co. of China, Ltd. H Shares	531,500	2,256,580
		5,608,730
Capital Markets: 2.8%
Hong Kong Exchanges & Clearing, Ltd.	65,500	1,908,557
CSC Financial Co., Ltd. H Shares[b,d]	1,271,000	964,524
		2,873,081
Total Financials		15,661,642

Communication Services: 13.6%
Interactive Media & Services: 10.7%
Tencent Holdings, Ltd.	226,100	8,806,582
Kanzhun, Ltd. ADR	120,401	2,110,630
		10,917,212
Diversified Telecommunication Services: 2.9%
CITIC Telecom International Holdings, Ltd.	9,190,000	2,971,368
Total Communication Services		13,888,580

	Shares	Value

Consumer Staples: 9.7%
Beverages: 6.4%
Wuliangye Yibin Co., Ltd. A Shares	156,200	$3,296,492
Tsingtao Brewery Co., Ltd. H Shares	462,000	3,179,570
		6,476,062
Food Products: 3.3%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	885,600	3,393,518
Total Consumer Staples		9,869,580

Industrials: 7.5%
Machinery: 3.3%
Yangzijiang Shipbuilding Holdings, Ltd.	2,375,100	3,359,465
Air Freight & Logistics: 2.1%
ZTO Express Cayman, Inc. ADR	104,751	2,193,486
Transportation Infrastructure: 2.1%
Anhui Expressway Co., Ltd. H Shares	1,916,000	2,122,388
Total Industrials		7,675,339

Energy: 5.5%
Oil, Gas & Consumable Fuels: 5.5%
China Suntien Green Energy Corp., Ltd. H Shares	8,411,000	3,183,655
PetroChina Co., Ltd. H Shares	2,812,000	2,411,635
Total Energy		5,595,290

Real Estate: 5.0%
Real Estate Management & Development: 5.0%
Onewo, Inc. H Shares	782,730	1,969,917
KE Holdings, Inc. ADR	120,333	1,652,172
ESR Group, Ltd.[b,d]	1,374,800	1,472,937
Total Real Estate		5,095,026

Materials: 4.2%
Construction Materials: 2.3%
China Jushi Co., Ltd. A Shares	1,632,407	2,355,251
Metals & Mining: 1.9%
Tiangong International Co., Ltd.	8,980,000	1,894,389
Total Materials		4,249,640

Health Care: 2.1%
Health Care Equipment & Supplies: 2.1%
AK Medical Holdings, Ltd.[b,d]	3,396,000	2,134,730
Total Health Care		2,134,730

Information Technology: 2.0%
Electronic Equipment, Instruments & Components: 2.0%
E Ink Holdings, Inc.	289,000	2,050,754
Total Information Technology		2,050,754
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Matthews China Dividend Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Utilities: 0.8%
Water Utilities: 0.8%
Guangdong Investment, Ltd.	1,830,000	$783,953
Total Utilities		783,953

Total Investments: 97.0%		98,757,234
(Cost $121,040,978)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.0%		3,088,988
Net Assets: 100.0%		$101,846,222

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $14,800,133, which is 14.53% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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